Supplement dated September 14, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, April 20, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Equity Income Fund

Under the Principal Investment Strategies heading, delete the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.57 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2011 ranged between $117 million and $20.51 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Global Diversified Income Fund

On September 11, 2012, the Board of Directors of Principal Funds, Inc. approved the hiring of Post Advisory Group, Inc. (“Post”) as sub-advisor for the Global Diversified Income Fund. The proposal to hire Post will be submitted for shareholder vote at a Special Meeting of Shareholders of Global Diversified Income Fund tentatively scheduled for December 11, 2012. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of Global Diversified Income Fund in October 2012. If shareholders approve this proposal, Post is expected to begin managing Global Diversified Income Fund assets in January 2013.

Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:

The Fund may also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

Under the Principal Investment Strategies heading, delete the fifth paragraph and substitute:

A portion of the Fund's assets may be invested in high yield and other income-producing securities including bank loans, corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as "junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

Under the Principal Risks heading, add:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Under the Management  and Sub-Advisor(s)  headings for the Global Diversified Income Fund, delete Guggenheim Investment Management, LLC and Guggenheim Partners Asset Management, LLC and substitute:

Guggenheim Partners Investment Management, LLC.

Effective on or about October 1, 2012, under the Management  and Sub-Advisor(s)  headings for the Global Diversified Income Fund, add:

DDJ Capital Management, LLC

LargeCap Growth Fund

Under the Principal Investment Strategies heading, delete the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

LargeCap Growth Fund I

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2011, this range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in securities of foreign companies.

LargeCap Growth Fund II

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2011, the range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

LargeCap Value Fund

Under the Principal Investment Strategies heading, delete the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2011 ranged between approximately $117 million and $401.25 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may actively trade portfolio securities.

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LargeCap Value Fund I

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2011, this range was between approximately $117 million and $401.25 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

LargeCap Value Fund III

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $117 million to $401.25 billion as of December 31, 2011) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

MidCap Blend Fund

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2011, this range was between approximately $117 million and $20.51 billion) at the time of purchase. The Fund may invest in foreign securities.

MidCap Growth Fund

Under the Principal Investment Strategies heading, delete the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $117 million and $20.51 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities and invest its assets in the securities of foreign issuers.

MidCap Growth Fund III

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2011, this range was between approximately $117 million and $20.51 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities.

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MidCap Value Fund I

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, the range was between approximately $117 million and $20.51 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

MidCap Value Fund III

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2011, this range was between approximately $117 million and $20.51 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund may invest in real estate investment trusts.

SmallCap Blend Fund

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2011, this range was between approximately $20 million and $3.7 billion)) at the time of purchase.

SmallCap Growth Fund I

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, the range was between approximately $23 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

SmallCap Growth Fund II

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2011, this range was between approximately $23 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

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SmallCap Value Fund II

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2011, this range was between approximately $20 million and $3.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

In the table, under the column heading “Global Diversified Income” and row labeled “Bank Loans (also known as Senior Floating Rate interests)”, delete “Non-Principal” and substitute “Principal.”

MANAGEMENT OF THE FUNDS

The Sub-Advisors

Delete information for Guggenheim Investment Management, LLC and Guggenheim Partners Asset Management, LLC and substitute:

Sub-Advisor:   Guggenheim Partners Investment Management, LLC ("Guggenheim"), 100 Wilshire Boulevard, Suite 500 Santa Monica CA 90401, is an SEC registered investment adviser.

Guggenheim is the sub-advisor for the call option overwriting portion of the Global Diversified Income Fund and one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

After the Columbus Circle Investors sub -advisor information, insert the following:

Sub-Advisor:    DDJ Capital Management, LLC (“DDJ”), 130 Turner Street, Building 3, Suite 600,

Waltham, MA 02453, is an SEC registered investment advisor.  DDJ was formed in 1996 to specialize in high yield and distressed and special situations investing.

DDJ is one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

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